Interim Condensed Consolidated Statements of Changes in Temporary Equity and Shareholders' Deficiency (Parenthetical)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 06, 2025	Jan. 31, 2026 shares	Mar. 31, 2026 shares	Jun. 30, 2026 shares	Dec. 31, 2025	Dec. 31, 2024
Reverse stock split conversion ratio	0.10			0.1	0.10	0.10
Class B common shares
Number of shares issued		3,500,000	3,500,000	3,500,000